Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014	May. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,491,833	$ 1,337,285	$ 1,044,222
Other intangible assets:	952,856	892,511
Less accumulated amortization:	392,720	357,338
Other intangible assets, net	560,136	535,173
Customer-related intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	718,011	714,704
Less accumulated amortization:	342,488	317,629
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	10,777	6,140
Less accumulated amortization:	4,437	4,147
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	93,194	25,700
Less accumulated amortization:	8,509	3,531
Contract-based intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	130,874	145,967
Less accumulated amortization:	$ 37,286	$ 32,031